Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands		12 Months Ended
		Dec. 31, 2025 EUR (€) employee		Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee		Dec. 31, 2022 EUR (€)
Subsidiaries
Revenue		€ 36,800,000		€ 34,176,000	€ 31,207,000
Profit (loss) after tax	[2]	7,326,000	[1]	3,150,000	5,964,000	[3]
Total Equity		€ 45,073,000		€ 45,806,000	€ 43,406,000		€ 42,848,000
Number of Employees | employee		110,650		109,121	107,602
Ariba Technologies India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 137,247
Profit (loss) after tax		25,023
Total Equity		€ 50,114
Number of Employees | employee		1,251
Ariba, Inc., Palo Alto, CA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 1,557,926
Profit (loss) after tax		806,456
Total Equity		€ 3,989,395
Number of Employees | employee		1,284
Concur Holdings (Netherlands) B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership		100.00%
Revenue		€ 541,220
Profit (loss) after tax		7,936
Total Equity		€ 386,069
Number of Employees | employee		17
Concur Technologies, Inc., Bellevue, WA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 2,319,808
Profit (loss) after tax		883,996
Total Equity		€ 7,528,447
Number of Employees | employee		2,538
SAP (China) Co., Ltd., Shanghai, China
Subsidiaries
Ownership		100.00%
Revenue		€ 1,294,322
Profit (loss) after tax		11,633
Total Equity		€ (97,369)
Number of Employees | employee		6,199
SAP (Schweiz) AG, Biel, Switzerland
Subsidiaries
Ownership		100.00%
Revenue		€ 1,590,095
Profit (loss) after tax		150,714
Total Equity		€ 357,270
Number of Employees | employee		866
SAP (UK) Limited, Feltham, United Kingdom
Subsidiaries
Ownership		100.00%
Revenue		€ 1,616,658
Profit (loss) after tax		77,797
Total Equity		€ 238,541
Number of Employees | employee		1,536
SAP America, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 9,892,526
Profit (loss) after tax		(244,393)
Total Equity		€ 14,637,281
Number of Employees | employee		8,940
SAP Argentina S.A., Buenos Aires, Argentina
Subsidiaries
Ownership		100.00%
Revenue		€ 292,976
Profit (loss) after tax		23,267
Total Equity		€ 25,328
Number of Employees | employee		1,316
SAP Asia Pte. Ltd., Singapore, Singapore
Subsidiaries
Ownership		100.00%
Revenue		€ 813,289
Profit (loss) after tax		14,349
Total Equity		€ 57,670
Number of Employees | employee		1,134
SAP Belgium - Systems, Applications and Products S.A., Brussels, Belgium
Subsidiaries
Ownership		100.00%
Revenue		€ 539,922
Profit (loss) after tax		30,556
Total Equity		€ 84,869
Number of Employees | employee		308
SAP Australia Pty Ltd, Sydney, Australia
Subsidiaries
Ownership		100.00%
Revenue		€ 889,659
Profit (loss) after tax		(6,382)
Total Equity		€ 59,446
Number of Employees | employee		1,226
SAP Brasil Ltda, Sao Paulo, Brazil
Subsidiaries
Ownership		100.00%
Revenue		€ 986,021
Profit (loss) after tax		(63,636)
Total Equity		€ 23,259
Number of Employees | employee		3,391
SAP Canada, Inc., Toronto, Canada
Subsidiaries
Ownership		100.00%
Revenue		€ 1,285,551
Profit (loss) after tax		100,619
Total Equity		€ 701,018
Number of Employees | employee		3,076
SAP Deutschland SE & Co. KG, Walldorf, Germany
Subsidiaries
Ownership		100.00%
Revenue		€ 6,641,244
Profit (loss) after tax		1,095,771
Total Equity		€ 2,170,257
Number of Employees | employee		4,935
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
Subsidiaries
Ownership		100.00%
Revenue		€ 794,452
Profit (loss) after tax		37,005
Total Equity		€ 72,741
Number of Employees | employee		1,059
SAP France S.A., Levallois-Perret, France
Subsidiaries
Ownership		100.00%
Revenue		€ 1,368,211
Profit (loss) after tax		242,669
Total Equity		€ 1,921,529
Number of Employees | employee		1,414
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
Subsidiaries
Ownership		100.00%
Revenue		€ 232,011
Profit (loss) after tax		9,451
Total Equity		€ 46,812
Number of Employees | employee		1,776
SAP India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 1,020,589
Profit (loss) after tax		101,729
Total Equity		€ 256,324
Number of Employees | employee		2,750
SAP Industries, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 629,727
Profit (loss) after tax		184,152
Total Equity		€ 1,682,091
Number of Employees | employee		192
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
Subsidiaries
Ownership		100.00%
Revenue		€ 923,229
Profit (loss) after tax		73,240
Total Equity		€ 124,726
Number of Employees | employee		839
SAP Japan Co., Ltd., Tokyo, Japan
Subsidiaries
Ownership		100.00%
Revenue		€ 1,382,651
Profit (loss) after tax		137,537
Total Equity		€ 203,818
Number of Employees | employee		1,384
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
Subsidiaries
Ownership		100.00%
Revenue		€ 188,520
Profit (loss) after tax		7,462
Total Equity		€ 48,241
Number of Employees | employee		1,905
SAP Labs India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 1,118,274
Profit (loss) after tax		119,847
Total Equity		€ 330,496
Number of Employees | employee		12,666
SAP Labs, LLC, Palo Alto, CA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 563,424
Profit (loss) after tax		67,838
Total Equity		€ 916,043
Number of Employees | employee		1,408
SAP Mexico S.A. de C.V., Mexico City, Mexico
Subsidiaries
Ownership		100.00%
Revenue		€ 612,035
Profit (loss) after tax		38,089
Total Equity		€ 150,637
Number of Employees | employee		1,252
SAP National Security Services, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 1,153,024
Profit (loss) after tax		209,237
Total Equity		€ 610,284
Number of Employees | employee		782
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership		100.00%
Revenue		€ 980,414
Profit (loss) after tax		209,483
Total Equity		€ 308,421
Number of Employees | employee		711
SAP Osterreich GmbH, Vienna, Austria
Subsidiaries
Ownership		100.00%
Revenue		€ 513,797
Profit (loss) after tax		45,362
Total Equity		€ 73,728
Number of Employees | employee		525
SAP Philippines, Inc., Taguig City, Philippines
Subsidiaries
Ownership		100.00%
Revenue		€ 147,067
Profit (loss) after tax		5,628
Total Equity		€ 16,218
Number of Employees | employee		1,076
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
Subsidiaries
Ownership		100.00%
Revenue		€ 361,946
Profit (loss) after tax		86,967
Total Equity		€ 174,319
Number of Employees | employee		1,729
SAP Services s.r.o., Prague, Czech Republic
Subsidiaries
Ownership		100.00%
Revenue		€ 175,345
Profit (loss) after tax		5,371
Total Equity		€ 30,505
Number of Employees | employee		1,845
SC SAP Romania SRL, Bucharest, Romania
Subsidiaries
Ownership		100.00%
Revenue		€ 148,720
Profit (loss) after tax		9,766
Total Equity		€ 31,771
Number of Employees | employee		1,078

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations